Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 4,518	$ 4,494
Prepaid expenses	67,350	30,850
Other receivables	64,911
Total	$ 136,779	$ 35,344